PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of trademarks
Equipment for lease	$ 239,149		$ 177,021
Capitalized amount	73,563	$ 0
Deposit	$ 51,494
Useful life	5 years		5 years
Depreciation expense	$ 11,435	$ 0	$ 0	$ 0